Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,545,129	$ 2,688,904
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938,257	938,535
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,057	112,902
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	638,300	660,648
Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	612,344	630,796
Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,058	28,794
Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	895	1,054
Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,306	16,970
Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,516	14,739
Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,514	1,872
Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	276	359
Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	149,338	148,326
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	938,257	938,535
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,057	112,902
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	850,209	959,849
Debt instruments measured at amortised cost | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	123,161	117,593
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	816,831	808,254
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,222	111,469
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	847,278	946,764
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105,681	117,907
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,698	12,323
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47	51
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	835	1,433
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,527	12,602
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	404	483
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	326,369	309,606
Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323,858	308,488
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,511	1,114
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	4
Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	654,978	678,024
Financial assets and off-balance sheet loan commitments	2,556,182	2,700,821
Gross carrying/ nominal amount | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	638,635	661,015
Gross carrying/ nominal amount | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	612,493	630,949
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,181	28,922
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	958	1,140
Gross carrying/ nominal amount | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
Gross carrying/ nominal amount | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,343	17,009
Gross carrying/ nominal amount | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,523	14,746
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,526	1,879
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	294	384
Gross carrying/ nominal amount | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,901,204	2,022,797
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	948,767	949,609
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102,070	112,917
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	850,367	960,271
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	817,943	809,384
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,231	111,479
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	847,374	946,873
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108,080	120,871
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,662	19,273
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	81
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	837	1,436
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,553	12,734
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	440	664
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	326,465	309,703
Gross carrying/ nominal amount | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	318,238	302,348
Gross carrying/ nominal amount | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323,895	308,525
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,570	1,173
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
Gross carrying/ nominal amount | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,771,794	1,858,040
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	417,367	436,359
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	413,905	432,017
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,462	4,342
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,501	7,700
Gross carrying/ nominal amount | Strong | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,481	7,497
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	20	203
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	509,871	497,665
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,718	101,057
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	744,337	815,259
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	487,521	478,422
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,620	101,011
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	743,981	814,776
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,350	19,243
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	98	46
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	356	483
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	303,851	288,959
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	303,803	288,909
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	48	50
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	409,526	437,913
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135,294	142,500
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	128,479	135,192
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,815	7,308
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,785	4,146
Gross carrying/ nominal amount | Good | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,637	3,943
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	148	203
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,438	206,476
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,734	4,640
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,275	80,151
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	172,944	177,410
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,708	4,631
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,713	78,486
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,494	29,066
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	9
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	562	1,665
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,674	12,037
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,674	12,037
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	319,224	341,452
Gross carrying/ nominal amount | Satisfactory | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,315	73,230
Gross carrying/ nominal amount | Satisfactory | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	67,174	61,213
Gross carrying/ nominal amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,141	12,017
Gross carrying/ nominal amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfactory | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfactory | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,147	4,080
Gross carrying/ nominal amount | Satisfactory | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,282	3,204
Gross carrying/ nominal amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	865	876
Gross carrying/ nominal amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfactory | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,634	197,582
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,397	6,363
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,731	60,197
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	154,028	147,940
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,700	5,550
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,870	53,095
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,606	49,642
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	697	813
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	861	7,102
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,887	7,897
Gross carrying/ nominal amount | Satisfactory | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,418	7,579
Gross carrying/ nominal amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	469	318
Gross carrying/ nominal amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	31,197	41,868
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,698	7,782
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,935	2,527
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,763	5,255
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	616	699
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	123	102
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	493	597
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,080	28,532
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	219	855
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,584	4,000
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,450	5,612
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	203	287
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	810	516
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,630	22,920
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	568
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774	3,484
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,053	805
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,053	805
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	24,441	21,548
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	961	1,144
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	958	1,140
Gross carrying/ nominal amount | Credit impaired | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	4
Gross carrying/ nominal amount | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	294	384
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	294	384
Gross carrying/ nominal amount | Credit impaired | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,744	19,354
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	440	664
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,662	19,273
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	81
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	2
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	440	664
Gross carrying/ nominal amount | Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	5
Gross carrying/ nominal amount | Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,100)	(12,000)
Off-balance sheet commitments	(372)	(406)
Financial assets and off-balance sheet loan commitments	(11,053)	(11,917)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(335)	(367)
Allowance for ECL | Loans and other credit-related commitments | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(149)	(153)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(123)	(128)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(63)	(86)
Allowance for ECL | Loans and other credit-related commitments | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(37)	(39)
Allowance for ECL | Financial guarantees | 12-month expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(7)	(7)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(12)	(7)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(18)	(25)
Allowance for ECL | Financial guarantees | Lifetime expected credit losses | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,681)	(11,511)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,510)	(11,074)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)	(15)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(158)	(422)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,112)	(1,130)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(10)
Allowance for ECL | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(109)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,399)	(2,964)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,964)	(6,950)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(35)	(30)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(3)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(26)	(132)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(36)	(181)
Allowance for ECL | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(97)
Allowance for ECL | Debt instruments at FVOCI | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(97)
Allowance for ECL | Debt instruments at FVOCI | 12-month expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(37)	(37)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(59)	(59)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
Allowance for ECL | Debt instruments at FVOCI | Lifetime expected credit losses | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0